Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Undistributed earnings of investments	$ 39,400	$ 48,200
Peregrine
Schedule of Equity Method Investments [Line Items]
Cost method investments	3,300	3,300
Variable Interest Entity, Not Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture	$ 119,979	128,812
Variable Interest Entity, Not Primary Beneficiary | AerDragon
Schedule of Equity Method Investments [Line Items]
Equity investment, ownership percentage	16.70%
Equity investment in unconsolidated joint venture	$ 68,673	65,920
Variable Interest Entity, Not Primary Beneficiary | AerLift
Schedule of Equity Method Investments [Line Items]
Equity investment, ownership percentage	39.30%
Equity investment in unconsolidated joint venture	$ 35,188	47,644
Variable Interest Entity, Not Primary Beneficiary | ACSAL
Schedule of Equity Method Investments [Line Items]
Equity investment, ownership percentage	19.40%
Equity investment in unconsolidated joint venture	$ 16,118	$ 15,248